Note 9 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 184,000	$ 182,000
Office Facilities and Equipment [Member]
Operating Leases, Rent Expense, Net	$ 121,000	$ 110,000